INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
PRC statutory enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax rate differential for entities in non-PRC jurisdictions	(9.10%)	(1.50%)	(18.20%)
PRC tax rate differential, preferential rate	(2.60%)	(0.40%)	(21.90%)
Change in tax rate	0.30%		(2.80%)
Transfer pricing settlement in 2011 (as a percent)			(6.20%)
Tax effect of permanent differences (as a percent)	(2.10%)	0.30%	(0.40%)
Change in valuation allowance (as a percent)	3.80%	(15.50%)	0.50%
Others (as a percent)		0.80%
Actual income tax rate (as a percent)	15.30%	8.70%	(24.00%)